Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Goodwill was as follows::

	September 30, 2021	December 31, 2020
	(in thousands)
Gross carrying amount	$9,393	$9,393
Accumulated impairment losses	—	—

Net carrying value of goodwill	$9,393	$9,393

Changes in the carrying amount of goodwill are as follows:

	As of December 31,
	2020	2019
	(in thousands)
Gross carrying amount	$9,393	$9,393
Accumulated impairment losses	—	—

Net carrying value of goodwill	$9,393	$9,393

Schedule of Finite-Lived Intangible Assets
Intangible Assets
Intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands) September 30, 2021
Customer relationships	$6,530	$(3,910)	$2,620
Distribution agreements	326	(326)	—
Technology and domain name	4,054	(3,857)	197

Total intangible assets at September 30, 2021	$10,910	$(8,093)	$2,817

	December 31, 2020
Customer relationships	$6,530	$(3,489)	$3,041
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(3,257)	790

Total intangible assets at December 31, 2020	$10,903	$(7,072)	$3,831

Intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands)
Customer backlog and relationships	$6,530	$(2,927)	$3,603
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(2,468)	1,579

Total amortizable intangible assets at December 31, 2019	10,903	(5,721)	5,182
Customer backlog and relationships	6,530	(3,489)	3,041
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(3,257)	790

Total amortizable intangible assets at December 31, 2020	$10,903	$(7,072)	$3,831

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The Company estimates that it will have the following amortization expense for the future
periods indicated below:

(in thousands)
For the years ending December 31:
2021	1,353
2022	561
2023	561
2024	561
2025	561
Thereafter	234

Total	$3,831